SHARE-BASED PAYMENTS (Details)				1 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($) Option shares	Jun. 24, 2019 USD ($)	May 02, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018	May 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($) Option installment	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($) Option $ / shares	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($) Option	Dec. 31, 2018 USD ($) Option installment $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									11,850,000			11,850,000	6,005,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.87			$ 0.66
Fair value of options on date of grant in U.S. $ thousands	$ 4,671,000						$ 4,671,000	$ 4,671,000	$ 4,671,000	$ 4,671,000	$ 4,671,000	$ 4,671,000	$ 1,692,000
Each option exercisable into number of ordinary shares, ratio | Option	24,902,923						24,902,923	24,902,923	24,902,923	24,902,923	24,902,923	24,902,923	12,962,574
January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													1,455,000
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.56
Fair value of options on date of grant in U.S. $ thousands													$ 433,000
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													3,210,000
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.65
Fair value of options on date of grant in U.S. $ thousands													$ 808,000
May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													500,000
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.65
Fair value of options on date of grant in U.S. $ thousands													$ 111,000
August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													630,000
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.84
Fair value of options on date of grant in U.S. $ thousands													$ 238,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													210,000
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.90
Fair value of options on date of grant in U.S. $ thousands													$ 102,000
February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												1,580,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.89
Fair value of options on date of grant in U.S. $ thousands	$ 628,000						$ 628,000	$ 628,000	$ 628,000	$ 628,000	$ 628,000	$ 628,000
May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												5,640,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.92
Fair value of options on date of grant in U.S. $ thousands	2,433,000						2,433,000	2,433,000	2,433,000	$ 2,433,000	2,433,000	$ 2,433,000
June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		1,875,000										1,875,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.92
Fair value of options on date of grant in U.S. $ thousands	641,000						641,000	641,000	641,000	$ 641,000	641,000	$ 641,000
July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												435,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.80
Fair value of options on date of grant in U.S. $ thousands	173,000						173,000	173,000	173,000	$ 173,000	173,000	$ 173,000
September 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												350,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.80
Fair value of options on date of grant in U.S. $ thousands	150,000						150,000	150,000	150,000	$ 150,000	150,000	$ 150,000
November 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												600,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.76
Fair value of options on date of grant in U.S. $ thousands	195,000						195,000	195,000	195,000	$ 195,000	195,000	$ 195,000
December 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												1,370,000
Exercise price for 1 ordinary share ($) | $ / shares										$ 0.69
Fair value of options on date of grant in U.S. $ thousands	$ 451,000						$ 451,000	$ 451,000	$ 451,000	$ 451,000	$ 451,000	$ 451,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	51,332,508
Stock Options | 2018 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares													$ 0.48
Expected volatility													50.99%
Risk free interest rate													2.65%
Stock Options | 2018 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares													$ 0.88
Expected volatility													58.40%
Risk free interest rate													3.19%
Stock Options | 2018 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment													16
Vesting period													4 years
Stock Options | 2018 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period													1 year
Stock Options | 2018 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment													12
Vesting period													1 year
Percentage of options vesting													0.25%
Option term													10 years
Stock Options | 2018 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period													1 year
Stock Options | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term							10 years
Stock Options | 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares										$ 0.61
Expected volatility											57.48%
Risk free interest rate											1.63%
Stock Options | 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares										$ 0.83
Expected volatility											58.27%
Risk free interest rate											2.67%
Stock Options | 2019 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment								16
Vesting period							4 years
Stock Options | 2019 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period							1 year
Stock Options | 2019 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period							1 year
Stock Options | 2019 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							1 year
Percentage of options vesting											0.25%
Stock Options | 2019 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment								12
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												9,975,000	5,505,000
Option term													7 years
Extension of the exercise period													3 years
Exercise price increase (as a percent)													50.00%
Incremental fair value													$ 400,000
Other than directors | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares													$ 0.75
Number options extended													2,844,210
Other than directors | Extension of options originally scheduled to expire in March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares													$ 1.575
Number options extended													120,000
Other than directors | Extension of options originally scheduled to expire in August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares													$ 1.035
Number options extended													260,000
Other than directors | Extension of options originally scheduled to expire in January 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares													$ 1.08
Number options extended													750,000
Other than directors | Extension of options originally scheduled to expire in February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares													$ 1.08
Number options extended													400,000
Other than directors | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													1 year
Other than directors | January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													1,455,000
Other than directors | March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													3,210,000
Other than directors | August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													630,000
Other than directors | November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													210,000
Other than directors | February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												1,580,000
Other than directors | May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												5,640,000
Other than directors | July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												435,000
Other than directors | September 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												350,000
Other than directors | November 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												600,000
Other than directors | December 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												1,370,000
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted												1,875,000	500,000
To directors | May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													500,000
To directors | June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		1,125,000										1,875,000
Chairman of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			500,000
Extension of the exercise period						3 years
Incremental fair value						$ 100,000
Chairman of the Board of Directors | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares						1,540,000
Chairman of the Board of Directors | Extension of options originally scheduled to expire in March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term						7 years
Number of fully-vested options | shares						150,000
Chairman of the Board of Directors | June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		750,000
Option term					7 years
Extension of the exercise period				3 years
Incremental fair value				$ 200,000
Chairman of the Board of Directors | Stock Options | Extension of options originally scheduled to expire in February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $ / shares				$ 1.08
Vesting period				1 year
Number options extended				600,000
Exercise price increase (as a percent)				50.00%